Employee Benefits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Expenses recognized in defined contribution plans	$ 305	$ 225